Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Canada
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Telesat Corporation and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of income (loss), comprehensive income (loss), changes in shareholders’ equity, and cash flows, for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and its financial performance and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated March 26, 2025, expressed an unqualified opinion on the Company’s internal control over financial reporting.